Other assets and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets And Other Liabilities
Other recoverable taxes (i)	$ 103,261	$ 128,738
Advances to third parties	7,575	7,452
Prepaid expenses	7,945	9,427
Judicial deposits and other tax claim payments (ii)	78,568	35,094
Receivables from mining contractors		14,722
Other assets	26,572	21,115
Total other assets	223,921	216,548
Current assets	88,195	86,934
Non-current assets	$ 135,726	$ 129,614